LIABILITIES IN RESPECT OF GOVERNMENT GRANTS	6 Months Ended
Jun. 30, 2022
Disclosure Of Liabilities In Respect Of Government Grants [Abstract]
LIABILITIES IN RESPECT OF GOVERNMENT GRANTS
NOTE 5: -LIABILITIES IN RESPECT OF GOVERNMENT GRANTS

	June 30, 2022	December 31, 2021
	Unaudited	Audited

Balance at January 1,	$4,396	$3,766
Grants received	30	824
Royalties paid	(14)	(34)
Amounts recorded in profit or loss	71	(160)

	$4,483	$4,396

The Company received research and development grants from the Israel Innovation Authority (“IIA”) and undertook to pay royalties of 3% of revenues derived from research and development projects that were financed by the IIA, of up to 100% of the grants received. As of June 30, 2022, the Company received grants amounting to $8,710 (including accrued interest), of which $3,516 were repaid to date.